Short-term Investments	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term investments as of December 31, 2019 and 2020 consisted of the following:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value/ carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB
Trading debt investments	7,674	—	—	—	—	7,674

	7,674	—	—	—	—	7,674

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value/ carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Trading debt investments	4,883	304	—	—	—	5,187	795
Available-for-sale debt investments	42,355	—	—	1,729	—	44,084	6,756

	47,238	304	—	1,729	—	49,271	7,551

Trading debt investments include a debt investment issued by a private equity fund outside the PRC amounting to RMB7,674 and RMB 5,187 (US$795) as of December 31, 2019 and 2020, respectively. The available-for-sale
debt investments are issued by a private equity fund outside the PRC and are mandatorily redeemable at the end of the one-year
investment term.
For the year
s
ended December 31, 2018, 2019 and 2020, the Group recognized interest income of RMB872, RMB299, and RMB478 (US$73) from short-term investments, respectively.